Balance Sheets (Global Diversified Holdings, Inc.) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 0	$ 0
Other Asset
TOTAL ASSETS	0	0
Long-term Debt
TOTAL LIABILITIES	0	1,000
STOCKHOLDER'S EQUITY
Common stock, no par value, 200 shares authorized, 100 shares issued and outstanding	1,300	2,000
Retained earnings	(4,714)	(3,312)
TOTAL STOCKHOLDER'S EQUITY	0	(1,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	0	0
Global Diversified Holdings, Inc. [Member]
Current Assets
Cash and cash equivalents	5,766	0	$ 26,934
Accounts receivable	15,645	18,108	48,021
Prepaid expenses and deposits	79,895	4,874	4,904
Inventory	254,054	361,028	236,498
Total Current Assets	355,360	384,010	316,357
Property and Equipment, net	2,640	3,057	3,613
Other Asset
Security deposit	1,600	1,600	1,600
TOTAL ASSETS	359,600	388,667	321,570
Current Liabilities
Accounts payable and accrued expenses	120,888	236,596
Accounts payable		236,596	158,282
Loans payable	143,334	75,586	64,196
Stock redemption payable - current portion	33,750	45,000	45,000
Total Current Liabilities	297,972	357,182	267,478
Long-term Debt
Stock redemption payable	0	0	45,000
TOTAL LIABILITIES	297,972	357,182	312,478
STOCKHOLDER'S EQUITY
Common stock, no par value, 200 shares authorized, 100 shares issued and outstanding	70,000	70,000	70,000
Treasury stock	(90,000)	(90,000)	(90,000)
Retained earnings	81,628	51,485	29,092
TOTAL STOCKHOLDER'S EQUITY	61,628	31,485	9,092
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 359,600	$ 388,667	$ 321,570